NONCONTROLLING INTEREST	12 Months Ended
Mar. 31, 2016
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

21.NONCONTROLLING INTEREST

	iKang		iKang	iKang		Shenzhen	Shanghai
	Zhejiang	WA	Shanghai	Shanghai	Fujian	Hospital	Jianwei	Beijing		iKang	Beijing	Yinchuan	Shandong	Xi’an	Physician	Guizhou	Wuhu
	BVI	HK	Gubei	Lujiazui	iKang	Management	Management	Jiandatong	MediFast	Changzhou	Tianzhikangjian	Ciming	Ciming	iKang	alliance	winstar	iKang	Total
Balance at March 31, 2013	$4	$—	$639	$116	$250	$21	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,030
Addition of non-controlling interest in connection with establishment of Beijing Jiandatong	—	—	—	—	—	—	—	82	—	—	—	—	—	—	—	—	—	82
Addition of non-controlling interest in connection with acquisition of Shanghai iKang Jianwei Health Management Co., Ltd	—	—	—	—	—	—	172	—	—	—	—	—	—	—	—	—	—	172
Addition of non-controlling interest in connection with acquisition of MediFast	—	—	—	—	—	—	—	—	1,690	—	—	—	—	—	—	—	—	1,690
Addition of non-controlling interest in connection with establishment of iKang Changzhou	—	—	—	—	—	—	—	—	—	732	—	—	—	—	—	—	—	732
Dividend distribution to non-controlling interest holder of Shanghai Wangzu Guobin Medical Center Co., Ltd	—	—	(44)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(44)
Share of profit (loss)	104	—	236	25	143	33	(9)	(36)	48	(225)	—	—	—	—	—	—	—	319
Purchase of non-controlling interest	—	—	—	(142)	—	—	—	—	—	—	—	—	—	—	—	—	—	(142)
Other comprehensive income	(2)	—	(7)	1	(4)	(1)	(2)	(1)	(1)	(4)	—	—	—	—	—	—	—	(21)

Balance at March 31, 2014	$106	$—	$824	$—	$389	$53	$161	$45	$1,737	$503	$—	$—	$—	$—	$—	$—	$—	$3,818
Capital contribution of non-controlling interest holder of Beijing Jiandatong	—	—	—	—	—	—	—	58	—	—	—	—	—	—	—	—	—	58
Capital contribution of non-controlling interest holder of Shanghai Jianwei	—	—	—	—	—	—	50	—	—	—	—	—	—	—	—	—	—	50
Capital contribution of non-controlling interest
Addition of non-controlling interest in connection with acquisition of WA HK	—	3,388	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	3,388
Capital contribution of non-controlling interest holder of WA HK	—	1,984	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,984
Dividend distribution to non-controlling interest holder of MediFast	—	—	—	—	—	—	—	—	(387)	—	—	—	—	—	—	—	—	(387)
Share of profit (loss)	133	(42)	210	—	228	(105)	(145)	(9)	202	(189)	—	—	—	—	—	—	—	283
Other comprehensive income	21		—	—	—	—	2	—	1	—	—	—	—	—	—	—	—	24

Balance at March 31, 2015	$260	$5,330	$1,034	$—	$617	$(52)	$68	$94	$1,553	$314	$—	$—	$—	$—	$—	$—	$—	$9,218
Additional purchase of non-controlling interest	—	—	(486)	—	—	—	—	—	—	—	(1,178)	—	—	—	—	—	—	(1,664)
Addition of non-controlling interest in connection with acquisitions	—	—	—	—	—	—	—	—	—	—	5,050	1,613	2,416	3,242	—	4,446	—	16,767
Addition of non-controlling interest in connection with capital injection	—	—	—	—	—	—	—	—	—	—	—	—	—	457	—	—	—	457
Addition of non-controlling interest in connection with new establishments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	551	—	182	733
Dividend distribution to non-controlling interest holders	—	—	(557)	—	—	—	—	—	(57)	—	—	—	—	—	—	—	—	(614)
Share of profit (loss)	158	(453)	9	—	61	(789)	(162)	(27)	257	52	(495)	241	(399)	(199)	(39)	4	(56)	(1,837)
Other comprehensive income	—	(199)	—	—	(28)	13	—	(3)	—	(16)	(211)	(69)	(91)	20	7	90	3	(484)

Balance at March 31, 2016	$418	$4,678	$—	$—	$650	$(828)	$(94)	$64	$1,753	$350	$3,166	$1,785	$1,926	$3,520	$519	$4,540	$129	$22,576